UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                     New York, NY                     10/18/2006
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           72
                                         -----------
Form 13F Information Table Value Total:     $256,008
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
BP P L C SPONSORED ADR (FRM BP                  055622104      876   13355 SH       Sole                 0      0  13355
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      330    6200 SH       Sole                 0      0   6200
ROYAL DUTCH SHELL CL A                          780259206      547    8272 SH       Sole                 0      0   8272
3M CO                          COM              88579Y101     6484   87125 SH       Sole             12820      0  74305
ALTRIA GROUP INC               COM              02209S103     1990   26000 SH       Sole                 0      0  26000
AMERICAN EXPRESS COMPANY       COM              025816109      707   12601 SH       Sole                 0      0  12601
AMERICAN INTERNATIONAL GROUP I COM              026874107      845   12757 SH       Sole                 0      0  12757
ARMOR HOLDINGS INC             COM              042260109     7744  135075 SH       Sole             20775      0 114300
BANK OF AMERICA CORP           COM              060505104     7646  142727 SH       Sole             22250      0 120477
BION ENVIRONMENTAL TECHNOLOGIE COM              09061Q307       77   15000 SH       Sole                 0      0  15000
BLACKROCK GLOBAL FLG COM       COM              091941104      339   18000 SH       Sole                 0      0  18000
BRISTOL MYERS SQUIBB CO        COM              110122108     1070   42955 SH       Sole                 0      0  42955
BURLINGTON NRTHN SANTA COM     COM              12189T104      168    2288 SH       Sole                 0      0   2288
CHEVRON CORP                   COM              166764100     7437  114655 SH       Sole             16850      0  97805
CISCO SYSTEMS INC              COM              17275R102     2226   96763 SH       Sole               763      0  96000
CITIGROUP INC                  COM              172967101     7027  141471 SH       Sole             19371      0 122100
CLARUS CORP DEL                COM              182707109      129   17600 SH       Sole                 0      0  17600
COCA COLA CO                   COM              191216100     6797  152130 SH       Sole             23250      0 128880
COMCAST CORP CL A (SP)         COM              20030N200     7167  194705 SH       Sole             30650      0 164055
DEERE & CO COM                 COM              244199105      706    8418 SH       Sole                 0      0   8418
DELL INC                       COM              24702R101     4058  177650 SH       Sole             31075      0 146575
DISNEY WALT CO                 COM              254687106     8111  262416 SH       Sole             34725      0 227691
DOW CHEMICAL CO                COM              260543103      469   12020 SH       Sole                 0      0  12020
E I DU PONT DE NEMOURS & CO    COM              263534109      201    4699 SH       Sole              2000      0   2699
EATON VANCE FLTNG RTE COM      COM              278279104      549   30000 SH       Sole                 0      0  30000
EMERSON ELECTRIC CO            COM              291011104      598    7126 SH       Sole                 0      0   7126
EQUITABLE RES INC COM          COM              294549100      280    8000 SH       Sole                 0      0   8000
EXXON MOBIL CORP               COM              30231G102    14511  216254 SH       Sole             22875      0 193379
FEDEX CORP COM                 COM              31428X106      212    1950 SH       Sole              1225      0    725
GENERAL ELECTRIC CO            COM              369604103    11482  325277 SH       Sole             37675      0 287602
GENERAL MILLS INC              COM              370334104      543    9600 SH       Sole                 0      0   9600
GOLDMAN SACHS GROUP INC        COM              38141G104     7935   46905 SH       Sole              7375      0  39530
HARTFORD FINANCIAL SERVICES GR COM              416515104      197    2275 SH       Sole                 0      0   2275
HOME DEPOT INC                 COM              437076102     5537  152649 SH       Sole             22725      0 129924
HONEYBEE TECHNOLOGY            COM              438466104        2   16000 SH       Sole                 0      0  16000
HONEYWELL INTL INC             COM              438516106     6626  161997 SH       Sole             25125      0 136872
INTEL CORP                     COM              458140100     6444  313286 SH       Sole             51875      0 261411
INTERNATIONAL BUSINESS MACHINE COM              459200101     1110   13547 SH       Sole                 0      0  13547
ITT INDUSTRIES INC             COM              450911102      148    2888 SH       Sole                 0      0   2888
J P MORGAN CHASE AND CO        COM              46625H100     7397  157508 SH       Sole             23425      0 134083
JOHNSON AND JOHNSON CO         COM              478160104     8071  124280 SH       Sole             18125      0 106155
MCCORMICK & CO INC NON-VOTING  COM              579780206     3842  101150 SH       Sole             21350      0  79800
MCDONALDS CORP                 COM              580135101      974   24900 SH       Sole                 0      0  24900
MCGRAW HILL COMPANIES INC      COM              580645109      267    4600 SH       Sole                 0      0   4600
MEDTRONIC INC                  COM              585055106     6270  135014 SH       Sole             20850      0 114164
MERCK AND CO INC               COM              589331107     9435  225182 SH       Sole             23025      0 202157
MICROSOFT CORP                 COM              594918104     9844  360174 SH       Sole             46475      0 313699
NORTHERN TRUST CORP            COM              665859104     3842   65750 SH       Sole             10200      0  55550
PEPSICO INC                    COM              713448108     1136   17400 SH       Sole                 0      0  17400
PFIZER INC                     COM              717081103     8621  303979 SH       Sole             42425      0 261554
PROCTER AND GAMBLE CO          COM              742718109     9421  151993 SH       Sole             23152      0 128841
SCHERING PLOUGH CORP COM       COM              806605101     7547  341630 SH       Sole             46450      0 295180
SCHLUMBERGER LTD               COM              806857108     2047   33000 SH       Sole                 0      0  33000
SEALED AIR CORP NEW            COM              81211K100      693   12800 SH       Sole                 0      0  12800
SYSCO CORP                     COM              871829107      274    8200 SH       Sole                 0      0   8200
UNITED TECHNOLOGIES CORP       COM              913017109     7321  115569 SH       Sole             16945      0  98624
WAL MART STORES INC            COM              931142103      598   12134 SH       Sole              2000      0  10134
WEYERHAEUSER CO                COM              962166104      277    4500 SH       Sole                 0      0   4500
WYETH COM                      COM              983024100      661   13000 SH       Sole                 0      0  13000
JAPAN INDEX FD (MSCI)                           464286848     5139  379522 SH       Sole             56935      0 322587
DOW JONES INDUSTRIAL INDEX (DI                  252787106     2589   22173 SH       Sole               716      0  21457
ENERGY SECTOR (SPDR)                            81369Y506      528    9862 SH       Sole               300      0   9562
HEALTHCARE SECTOR (SPDR)                        81369Y209     1239   37320 SH       Sole              1321      0  35999
ISHARES TR NASDAQ BIOTECH INDX                  464287556     1951   26450 SH       Sole              3200      0  23250
NASDAQ 100 TR UNIT SER 1                        631100104     6299  154950 SH       Sole             24425      0 130525
OIL SVC HOLDRS TR DEPOSITARY R                  678002106     4998   38500 SH       Sole              5200      0  33300
POWERSHARES ETF TRUST DYN EN E                  73935x658     2537  144655 SH       Sole             21435      0 123220
POWERSHARES ETF TRUST WATER RE                  73935X575     3951  233630 SH       Sole             34010      0 199620
STANDARD & POORS 500 INDEX (SP                  78462F103     8283   62009 SH       Sole              1853      0  60156
STANDARD & POORS GROWTH INDEX                   464287309      354    5745 SH       Sole                 0      0   5745
SELIGMAN GROWTH FD INC CL A SH                  816335103       47   10993 SH       Sole                 0      0  10993
WASHINGTON MUTUAL INVESTORS FU                  939330106      233    6921 SH       Sole                 0      0   6921